Equity	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Equity [Abstract]
Equity

10. Equity

Below is a description of the outstanding classes of the equity of the Company, including quasi-equity amounts that are required to be reported as temporary equity between the liabilities and equity sections on the consolidated statements of financial condition. As of September 30, 2025, the 9th Amended and Restated LPA of BCH (“BCH LPA”), as amended, and the articles of incorporation and bylaws of Beneficient, govern the terms of these equity securities, as applicable. The Company’s governing documents authorize the issuance of additional classes of equity. All equity interests of BCH are limited partnership interests.

Common Stock:

Voting. Each holder of our Class A common stock is entitled to one vote per each share of Class A common stock held of record by such holder on all matters on which stockholders generally are entitled to vote, and each holder of our Class B common stock is entitled to 10 votes per share on all matters on which stockholders generally are entitled to vote. Holders of shares of common stock vote as a single class, except for certain matters for which only holders of Class B common stock are entitled to vote.

Dividends. Subject to preferences that may apply to any outstanding shares of preferred stock, holders of Common Stock are entitled to receive ratably any dividends that our Board may declare out of funds legally available for that purpose on a non-cumulative basis; provided, however, that in the case of any dividends in Common Stock, holders of Class A common stock are entitled only to receive Class A common stock and holders of Class B common stock are entitled only to receive Class B common stock. In no event will the shares of either Class A common stock or Class B common stock be split, divided, or combined unless the outstanding shares of the other class are proportionally split, divided or combined.

Conversion. Shares of Class A common stock are not convertible into any other shares of our capital stock. Shares of Class B common stock are convertible into shares of Class A common stock at any time at the option of the holder or upon any transfer, except for certain transfers described in our articles of incorporation.

Standby Equity Purchase Agreement

On June 27, 2023, the Company entered into the SEPA with Yorkville, whereby the Company has the right, but not the obligation, to sell to Yorkville up to $250.0 million of its shares of the Company’s common stock at the Company’s request any time during the 36 months following the execution of the SEPA, subject to certain conditions. The Company expects to use the net proceeds received from this agreement for working capital and general corporate purposes. The Company paid a structuring fee in cash and a commitment fee in an amount equal to $1.3 million by issuing 5,703 shares of Class A common stock in July 2023.

On September 29, 2023, a resale registration statement on Form S-1 was declared effective by the SEC, thereby permitting sales of Class A common stock to Yorkville under the SEPA. This resale registration statement on Form S-1 was terminated on September 27, 2024. A new resale registration statement on Form S-1, registering approximately 200.1 million shares for resale under the SEPA, was declared effective by the SEC on November 12, 2024. Under the SEPA, during the six months ended September 30, 2025 and 2024, the Company sold a total of 941,550 and 498,125 of Class A common shares, respectively, for a total of $0.3 million and $3.9 million in net proceeds, respectively.

Preferred Stock:

Under the terms of our articles of incorporation, our Board is authorized to issue up to 250 million shares of preferred stock in one or more series. As of September 30, 2025, 50 million shares of preferred stock are designated as shares of Series A preferred stock and approximately 5.6 million are designated as Series B preferred stock pursuant to a certificates of designation.

Series A Preferred Stock

As of September 30, 2025 and March 31, 2025, there were no shares of Series A preferred stock issued and outstanding, respectively.

Maturity. Subject to the redemption and conversion rights described below, shares of Series A preferred stock are perpetual securities.

Priority. Shares of Series A preferred stock rank senior to shares of Common Stock with respect to dividend rights and/or distribution rights upon the liquidation, winding up or dissolution, as applicable, of Beneficient.

Voting. Holders of Series A preferred stock are not entitled to vote on any matter, except as required by law.

Dividends. Holders of Series A preferred stock are entitled to receive ratably any dividends that our Board declares and pays on the Common Stock, on an as-converted basis, when paid to holders of Common Stock. Beneficient may, subject to customary restrictions, but is not required to, declare or pay any dividends solely on shares of Series A preferred stock.

Liquidation or Dissolution. The initial liquidation preference of Series A preferred stock is $0.001 per share, plus any declared but unpaid dividends (the “Liquidation Preference”). In the event of our liquidation, dissolution or winding up, holders of Series A preferred stock are entitled to receive, per share of Series A preferred stock, the Liquidation Preference or, prior to the Series A Preferred Stock Conversion Date, if a greater amount, the amount such holder would have received had their shares of Series A preferred stock converted into Class A common stock immediately prior to such liquidation event.

Conversion, Transferability and Exchange. Per the terms of the articles of incorporation, because the Series A preferred stock is not expected to be publicly listed, each share of the Series A preferred stock will automatically convert into one-quarter of a share of Class A common stock upon issuance.

Redemption. Beneficient may redeem, ratably, in whole or, from time to time in part, the shares of Series A preferred stock of any holder then outstanding at the Liquidation Preference in cash. Holders of shares of Series A preferred stock do not have the right to require Beneficient to redeem their shares of Series A preferred stock under any circumstances.

Series B Preferred Stock:

The Series B preferred stock has various subclasses, however, the general rights, preferences, privileges and restrictions of these equity securities are described below. Each of the Series B preferred stock has a par value of $0.001 per share. Cumulatively through September 30, 2025 eight subclasses of Series B preferred stock have been issued and seven subclasses of Series B preferred stock remain outstanding. The most significant difference in the various subclasses of the Series B preferred stock pertains to the conversion rate and the mandatory conversion periods, both of which are described below. During the fiscal year ended 2025, the Company issued 136,193 shares of Series B-5 Resettable Convertible Preferred Stock, par value (the “Series B-5”). During the six months ended September 30, 2025, the Company issued 1,179,946 shares of Series B Resettable Convertible Preferred Stock, comprising subclasses No. 6 through No. 8 in the amounts of 965,576; 23,333; and 191,037, respectively.

On October 3, 2023, 3,768,995 shares of Series B-1 preferred stock converted into 172,574 shares of Class A common stock at a price per share of approximately $218.40. No other Series B preferred stock has converted through September 30, 2025.

As of September 30, 2025 and March 31, 2025, there were a total of 1,543,071 and 363,125 shares of Series B preferred stock, issued and outstanding, respectively.

Maturity. Subject to the redemption and conversion rights described below, shares of Series B preferred stock are perpetual securities.

Priority. Shares of Series B preferred stock rank, with respect to dividend rights and/or distribution rights upon the liquidation, winding up or dissolution, as applicable, of Beneficient as: (i) senior to shares of Common Stock; (ii) pari passu with Series A Preferred Stock; (iii) senior, pari passu or junior with respect to any other series of preferred stock, as set forth in the terms with respect to such preferred stock; and (iv) junior to all existing and future indebtedness of the Beneficient.

Voting. Holders of Series B preferred stock are not entitled to vote on any matter, expect as required by law.

Dividends. Holders of Series B preferred stock are entitled to receive ratably any dividends that our Board declares and pays on the Common Stock, on an as-converted basis, when paid to holders of Common Stock. Beneficient may, subject to customary restrictions, but is not required to, declare or pay any dividends solely on shares of Series B preferred stock.

Liquidation or Dissolution. The initial liquidation preference of Series B preferred stock is $10.00 per share, plus any declared but unpaid dividends (the “Series B Liquidation Preference”). In the event of our liquidation, dissolution or winding up, holders of Series B preferred stock are entitled to receive, per share of Series B preferred stock, the Series B Liquidation Preference amount such holder would have received had their shares of Series B preferred stock converted into Class A common stock immediately prior to such liquidation event.

Conversion, Transferability and Exchange. In the event of specified extraordinary transactions, as a result of which shares of Class A common stock would be converted into, or exchanged for, stock, other securities or other property or assets (including cash or any combination thereof), each share of Series B preferred stock outstanding immediately prior to such event will, without the consent of the holders of Series B preferred stock, become convertible into the kind of stock, other securities or other property or assets that such holder would have been entitled to receive if such holder had converted its shares of Series B preferred stock into shares of Class A common stock immediately prior to such event.

Optional Conversion. The conversion price is determined generally based on a volume weighted price of the Class A common stock at the time the Series B preferred stock is issued. The conversion price for the various subclasses of Series B preferred stock ranged from $0.22 to $436.80 (the “Conversion Price”). Each share of Series B preferred stock is convertible at the option of the holder thereof into a number of shares of Class A common stock that is equal to $10.00 divided by Conversion Price then in effect as of the date of such notice (the “Conversion Rate”). For Series B preferred stock subclasses No. 1 through No. 4, the Conversion Price is subject to reset on certain dates (generally monthly) following the date of issuance of the Series B preferred stock, subject to adjustment, including the reset Conversion Price cannot adjust lower than 50% of the initial Conversion Price or generally, higher than the initial Conversion Price. For the Series B No. 5, the Conversion Price is subject only to customary adjustment and is otherwise fixed at $0.69. For Series B preferred stock subclasses No. 6 through No. 4, the Conversion Price is subject to reset on certain dates (generally monthly) following the date of issuance of the Series B preferred stock, subject to adjustment, including the reset Conversion Price cannot adjust lower than 75% of the initial Conversion Price or generally, higher than the initial Conversion Price. Based on the shares of Series B preferred stock outstanding as of September 30, 2025, the maximum number of Class A common shares that can be issued upon conversion of the Series B preferred stock is 51,531,744 shares.

Mandatory Conversion. Each outstanding share of Series B preferred stock will automatically convert into a number of shares of Class A common stock (the “Mandatory Conversion”) at the Conversion Rate then in effect on the date that is the earliest to occur of: (a) 210 calendar days (for the Series B-1 preferred stock) and 60 months (for the other Series B preferred stock subclasses) after the Original Issue Date, subject to certain conditions, (b) if the conditions of clause (a) are not met on the date that is 210 calendar days (for the Series B-1 preferred stock) and 60 months (for the other Series B preferred stock subclasses) following the Original Issue Date, the first date thereafter on which any shares of Series B-1 preferred stock may be resold pursuant to Rule 144 under the Securities Act or the Resale Registration Statement has become effective and, applicable only to the Series B-1 preferred stock, (c) the one year anniversary of the Original Issue Date. The Series B-1 preferred stock shall not convert into Class A common stock to the extent such conversion would cause a holder to exceed 9.99% (the “Beneficial Ownership Limitation”) of the number of shares of the Class A common stock outstanding immediately after giving effect to conversion, while the other subclasses of the Series B preferred stock have a 4.99% Beneficial Ownership Limitation.

Redeemable Noncontrolling Interests:

Preferred Series A Subclass 0 Unit Accounts

The BCH Preferred A-0 receives a quarterly guaranteed payment calculated as 6% of the BCH Preferred A-0’s initial capital account balance on an annual basis, or 1.50% per fiscal quarter. The BCH Preferred A-0 does not receive any allocations of profits, except to recoup losses previously allocated. The guaranteed payment to BCH Preferred A-0 is not subject to available cash and has priority over all other distributions made by BCH. BCH and the holders of the BCH Preferred A-0 entered into an agreement to defer the guaranteed payment to November 15, 2024; provided that such a guaranteed payment may be made prior to November 15, 2024 if the Audit Committee of the Board of Directors determines that making such payment, in part or in full, would not cause Ben to incur a going concern issue. As part of the proposed transactions to revise BCH’s liquidation priority described elsewhere in this Quarterly Report on Form 10-Q, the guaranteed payment would be further deferred until November 15, 2025 on terms consistent with those described above if the proposed transactions are completed, however, with the resignation of Brad Heppner from his position as Chief Executive Officer and Chairman of the Board of Directors on June 19, 2025, we do not expect the transaction to be consummated on the terms set forth in the Master Agreement. Accordingly, the Company is exploring available alternative options, including renegotiating terms or not proceeding with the transaction. An entity controlled by Mr. Heppner holds the majority of the BCH Preferred A-0. No amounts have been paid to the BCH Preferred A-0 holders through September 30, 2025.

The guaranteed payment accrual totaled $64.8 million and $55.5 million as of September 30, 2025 and March 31, 2025, respectively, and is included in the accounts payable and accrued expenses line item of the consolidated statements of financial condition.

Additionally, the BCH Preferred A-0 has the ability under the BCH LPA to elect, by a majority of holders of BCH Preferred A-0, to receive a full return of capital senior to any other security if an event causing mandatory returns of capital occurs.

The BCH Preferred A-0 can be converted into BCH Class S Units at the election of the holder, at a price equal to the average of (i) $840.00, and (ii) the volume-weighted average closing price of Class A common stock for the twenty (20) days preceding the applicable exchange date; provided, that from the effectiveness of the BCH LPA through December 31, 2027, such conversion price shall not be less than $840.00.

Finally, a holder of BCH Preferred A-0, subsequent to January 1, 2023, may elect to require a redemption by BCH of up to 12.5% of his or her respective initial BCH Preferred A-0 capital account for any rolling twelve-month period; provided that such holder shall not be permitted to redeem more than 50% of such holder’s initial BCH Preferred A-0 capital account in the aggregate. Subsequent to January 1, 2023, if a holder of BCH Preferred A-0 continues to hold BCH Preferred A-1, such holder may elect on a quarterly basis to convert additional BCH Preferred A-1 held by such holder to BCH Preferred A-0 up to an amount equal to 12.5% of such holder’s initial BCH Preferred A-0 capital account; provided that such holder’s post-conversion capital account balance in respect of all BCH Preferred A-0 held by such holder does not exceed such holder’s initial BCH Preferred A-0 capital account.

On September 30, 2024, the BCH LPA was amended to re-designate fifty percent (50%) of the aggregate capital account balances in the BCH Preferred A-0 to the BCH Preferred A-0 Non-Redeemable. The remaining fifty percent (50%) of the capital account balances in the BCH Preferred A-0 Accounts remain redeemable. As a result of this redesignation, approximately $125.5 million of temporary equity was reclassified to permanent equity as of September 30, 2024. Also, on November 21, 2024, an additional $35.0 million of the BCH Preferred A-0 was re-designated to BCH Preferred A-0 Non-Redeemable. Subsequent to September 30, 2024, the redemption provisions described above for the BCH Preferred A-0 only relate to the portion of the capital account balance of BCH Preferred A-0 that is ultimately not re-designated to the BCH Preferred A-0 Non-Redeemable.

Starting on September 30, 2024 and for subsequent periods, the BCH Preferred A-0 Redeemable are recorded in the consolidated statements of financial condition in the redeemable noncontrolling interest line item and the BCH Preferred A-0 Non-Redeemable are recorded in the consolidated statements of financial condition in the noncontrolling interest line item. For periods prior to the September 30, 2024 re-designation, the BCH Preferred A-0 are recorded in the consolidated statements of financial condition in the redeemable noncontrolling interest line item.

Noncontrolling Interests:

Noncontrolling interests represent the portion of certain consolidated subsidiaries’ limited partnership interests or interests in the Customer ExAlt Trusts that are held by third parties. Amounts are adjusted by the noncontrolling interest holder’s proportionate share of the subsidiaries’ earnings or losses each period and for any distributions that are paid. Equity securities issued by BCH maintain capital account balances determined pursuant to Section 704 of the Internal Revenue Code. Because federal income tax regulations differ in certain respects from U.S. GAAP, income or loss allocations to BCH equity securities determined in accordance with tax regulations may materially differ from that recognized for financial reporting purposes.

For example, the losses recognized for financial reporting purposes arising from the impairment of goodwill are not recognized under tax regulation, and the associated capital account balances have not been impacted by those losses.

The following table presents a rollforward of the noncontrolling interests for the three and six months ended September 30, 2025 and 2024:

	Noncontrolling Interests
(Dollars in thousands)	Trusts	FLP	BCH Preferred Series A-0 Non-Redeemable	BCH Preferred Series A-1	Total Noncontrolling Interests
Balance, June 30, 2025	$(218,356)	$—	$160,526	$157,273	$99,443
Net income (loss)	(9,780)	—	3,001	(9,191)	(15,970)
Preferred A-0 Unit Accounts guaranteed payment accrual	—	—	(3,001)	—	(3,001)
Reclass of distributions payable to noncontrolling interest holder	(410)	—	—	—	(410)
Balance, September 30, 2025	$(228,546)	$—	$160,526	$148,082	$80,062

	Noncontrolling Interests
(Dollars in thousands)	Trusts	FLP	BCH Preferred Series A-0 Non-Redeemable	BCH Preferred A-1	Total Noncontrolling Interests
Balance, March 31, 2025	$(201,518)	$—	$160,526	$173,068	$132,076
Net loss	(25,992)	(189)	5,958	(24,986)	(45,209)
Preferred A-0 Unit Accounts guaranteed payment accrual	—	—	(5,958)	—	(5,958)
Reclass of distributions payable to noncontrolling interest holder	(1,331)	—	—	—	(1,331)
Miscellaneous adjustment to previously allocated FLP Subclass 3 income	—	189	—	—	189
Issuance of equity in connection with recent financings	295	—	—	—	295
Balance, September 30, 2025	$(228,546)	$—	$160,526	$148,082	$80,062

	Noncontrolling Interests
(Dollars in thousands)	Trusts	FLP	BCH Preferred Series A-0 Non-Redeemable	BCH Preferred Series A-1	Total Noncontrolling Interests
Balance, June 30, 2024	$(166,463)	$—	$—	$200,756	$34,293
Net income (loss)	(4,523)	—	—	(3,067)	(7,590)
Reclass of BCH Preferred A-0 from temporary to permanent equity	—	—	125,526	—	125,526
Distribution to noncontrolling interest	(122)	—	—	—	(122)
Balance, September 30, 2024	$(171,108)	$—	$125,526	$197,689	$152,107

	Noncontrolling Interests
(Dollars in thousands)	Trusts	FLP	BCH Preferred Series A-0 Non-Redeemable	BCH Preferred Series A-1	Total Noncontrolling Interests
Balance, March 31, 2024	$(165,712)	$—	$—	$207,943	$42,231
Net income (loss)	(5,049)	—	—	(10,254)	(15,303)
Reclass of BCH Preferred A-0 from temporary to permanent equity	—	—	125,526	—	125,526
Distribution to noncontrolling interest	(347)	—	—	—	(347)

Balance, September 30, 2024	$(171,108)	$—	$125,526	$197,689	$152,107

Preferred Series A Subclass 1 Unit Accounts

The BCH Preferred A-1 unit accounts are issued by BCH and are non-participating and convertible on a dollar basis.

The weighted average preferred return rate for the three months ended September 30, 2025 and 2024 was approximately 1.59% and nil, respectively. The weighted average preferred return rate for the six months ended September 30, 2025 and 2024 was approximately 1.59% and nil, respectively. No amounts have been paid to the BCH Preferred A-1 holders related to the preferred return from inception through September 30, 2025, and any amounts earned have been accrued and are included in the balance of redeemable noncontrolling interests presented on the consolidated statements of financial condition. As of September 30, 2025, approximately $151.4 million of preferred return related to the BCH Preferred A-1 has not been allocated to its holders due to insufficient income during those periods to fully satisfy the preferred return and will be allocable to the BCH Preferred A-1 holders in future quarterly periods to the extent that sufficient income, if any, is available for such allocation. In accordance with the BCH LPA, the preferred rate was waived and will not accrue from June 7, 2023 until December 31, 2024, except to the extent of allocations of income to the holders of the BCH Preferred A-1, in which event distributions may be requested by the holders of the BCH Preferred A-1, and if not requested, such amounts shall be accrued. In connection with the consummation of the Business Combination, the holders of the BCH Preferred A-1 agreed to significantly reduce the BCH Preferred A-1 return rate and also agreed to waive and defer the accrual of the preferred return as described above. In addition, until January 1, 2025, the hypothetical BCH Preferred A-1 capital account will only be increased to the extent there are allocations of income during such period. The agreement to waive and not accrue the Quarterly Preferred Series A-1 Return from the effective date of the BCH LPA until December 31, 2024 does not affect or waive any Quarterly Preferred Series A-1 Returns or hypothetical BCH Preferred A-1 capital account already accrued as of the effective date. Additionally, certain BCH Preferred A-1 holders agreed to be specially allocated any income or losses associated with the BMP Equity Incentive Plan, and certain other costs.

Beginning January 1, 2025, BCH Preferred A-1 may be converted into BCH Class S Ordinary Units at the election of the holder, subject to a 20% annual conversion limit through December 31, 2029 as set forth in the BCH LPA; provided, that if the conversion price for the BCH Preferred A-1 equals or exceeds $1,440 after January 1, 2025, the annual conversion limit shall no longer be applicable. Upon conversion, the holder shall be issued BCH Class S Ordinary Units in an amount equal to the capital account balance associated with the BCH Preferred A-1 being converted divided by a price equal to the average closing price of Class A common stock for the thirty (30) days preceding the applicable exchange date; provided, that from the effectiveness of the BCH LPA through December 31, 2027, such conversion price shall not be less than $840. The holder of such newly issued BCH Class S Ordinary Units may immediately convert them into Class A common stock. As discussed in Note 19, a Limited Conversion (as therein defined) was effected pursuant to which certain of the foregoing limitations were waived.

The BCH LPA also includes certain limitations of BCH, without the consent of a majority-in-interest of the Preferred Series A Unit Account holders, to (i) issue any new equity securities, and (ii) except as otherwise provided, incur indebtedness that is senior to or pari passu with any right of distribution, redemption, repayment, repurchase or other payments relating to the Preferred Series A Unit Accounts. Further, BCH cannot, prior to the conversion of all the Preferred Series A Unit Accounts, incur any additional long-term debt unless (i) after giving effect to the incurrence of the new long-term debt on a pro forma basis, the sum of certain preferred stock, existing debt and any new long-term indebtedness would not exceed 55% of the BCH’s NAV plus cash on hand, and (ii) at the time of incurrence of any new long-term indebtedness, the aggregate balance of the BCH’s (including controlled subsidiaries) debt plus such new long-term debt does not exceed 40% of the sum of the NAV of the interests in alternative assets supporting the Collateral underlying the loan portfolio of BCH and its subsidiaries plus cash on hand at BCG, BCH and its subsidiaries. Upon the effectiveness of the 8th BCH LPA in June 2023, the redemption feature of the BCH Preferred A-1 was removed, which resulted in the BCH Preferred A-1 no longer being required to be presented in temporary equity.

The BCH Preferred A-1 are recorded in the consolidated statements of financial condition in the noncontrolling interest line item.

Class S Ordinary Units

As of both September 30, 2025 and March 31, 2025, BCH, a subsidiary of Ben, had issued 67 thousand BCH Class S Ordinary Units which were all outstanding on each of the respective dates. The BCH Class S Ordinary Units participate on a pro-rata basis in the share of the profits or losses of BCH and subsidiaries following all other allocations made by BCH and its subsidiaries. As limited partner interests, these units have limited voting rights and do not entitle participation in the management of the Company’s business and affairs. At the election of the holder, the BCH Class S Ordinary Units are exchangeable quarterly for Class A common stock on a one-for-one basis. Each conversion also results in the issuance to Ben LLC of a BCH Class A Unit for each share of Class A common stock issued.

The BCH Class S Ordinary Units are recorded in the consolidated statements of financial condition in the noncontrolling interests line item.

Class S Preferred Units

The BCH Class S Preferred Units also participate on a pro-rata basis in the share of the profits or losses of BCH and subsidiaries following all other allocations made by BCH and its subsidiaries. As limited partner interests, these units are generally non-voting and do not entitle participation in the management of the Company’s business and affairs. The BCH Class S Preferred Units are entitled to a quarterly preferred return. In accordance with the 8th BCH LPA, the preferred rate was waived and will not accrue from June 7, 2023 until December 31, 2024, except to the extent of allocations of income to the holders of the BCH Class S Preferred Units. In connection with the consummation of the Business Combination, the holders of the BCH Preferred A-1 agreed to significantly reduce the BCH Class S Preferred Units preferred return rate and also agreed to waive and defer the accrual of the preferred return as described above. In addition, until January 1, 2025, the hypothetical BCH Class S Preferred Units capital account will only be increased to the extent there are allocations of income during such period. The agreement to waive and not accrue the Quarterly Class S Preferred Return from June 7, 2023 until December 31, 2024 does not affect or waive any Quarterly Class S Preferred Return or hypothetical BCH Class S Preferred capital account already accrued as of the effective date.

Generally, on a quarterly basis and at the election of the holder, the BCH Class S Preferred Units are exchangeable for BCH Class S Ordinary Units in Ben on a 1.2-for-1 basis. The BCH Class S Ordinary Units may then be exchanged for Class A common stock as described above. Each conversion into Class A common stock also results in the issuance to Ben LLC of a BCH Class A Units for each share of Class A common stock issued. Holders of BCH Class S Preferred Units may elect to convert into BCH Class S Ordinary Units in connection with a sale or dissolution of BCH.

As of September 30, 2025 and March 31, 2025, a nominal number of BCH Class S Preferred Units have been issued, respectively. Preferred return earned by the BCH Class S Preferred Units from inception in 2019 through September 30, 2025 is $0.2 million. No amounts have been paid to the BCH Class S Preferred Unit holders related to the preferred return from inception through September 30, 2025 and any amounts earned have been accrued and are included in the balance of BCH Class S Preferred Units presented on the consolidated statements of financial condition.

The BCH Class S Preferred Units are recorded in the consolidated statements of financial condition in the noncontrolling interests line item.

FLP Unit Accounts (Subclass 1 and Subclass 2)

FLP Unit Accounts (Subclass 1 and Subclass 2) are non-unitized capital accounts. The FLP Subclass 1 Units (the “FLP-1 Unit Accounts”) were issued to a Related Entity (as defined in Note 13) as part of the initial commercial operations of Ben. The FLP Subclass 2 Units (the “FLP-2 Unit Accounts”) are related to the BMP Equity Incentive Plan. Each subclass of the FLP Unit Accounts, with FLP-1 Unit Accounts (receiving 50.5%) and the FLP-2 Unit Accounts (receiving 49.5%), shall be allocated (i) fifteen percent (15%) of the profits, if any, from financing activities of BCH and its subsidiaries and (ii) an amount equal to the lesser of (A) fifty percent (50%) of the revenues of BCH and its tax pass-through subsidiaries, excluding financing activities revenues, and (B) that amount of revenues that will cause the profit margin (as defined in the BCH LPA) to equal twenty percent (20%). Amounts allocated to the FLP Unit Accounts are reinvested equally in additional BCH Class S Ordinary Units and Class S Preferred Units on a quarterly basis at a price equal to the closing price of the units on such exchange on the date of allocation, thereby creating additional BCH Class S Ordinary Units and BCH Class S Preferred Units.

During the three and six months ended September 30, 2025 and 2024, there was no income allocated to the FLP Unit Accounts (Subclass 1 and 2). Annually, a true up of the quarterly allocations is required to match amounts allocated with annual earnings.

In addition to the above stated amounts, the FLP-1 Unit Accounts and FLP-2 Unit Accounts are entitled to a portion of any upward carrying value adjustment as calculated pursuant to Internal Revenue Code Section 704(b). In the event of an upward carrying value adjustment, the FLP-1 Unit Accounts and FLP-2 Unit Accounts are entitled to first be allocated gains associated with such carrying value adjustment equal to 15% of the value of the capital accounts of all BCH Class A Units and BCH Class S Units, calculated based on the post-adjusted capital accounts of the then outstanding BCH Class A and BCH Class S Units. Immediately following any such allocation, the amount allocated is converted in BCH Class S Ordinary Units at the then determined value. Furthermore, the amount allocated to the FLP-1 Unit Accounts is reduced by the value of any previously allocated amount pursuant to an upward carrying value adjustment, calculated as the number of BCH Class S Units previously received multiplied by the value of those units at the time of any subsequent carrying value adjustment.

As a result of the consummation of the Business Combination, an adjustment to the carrying value of BCH’s assets of $321.9 million occurred. Pursuant to the BCH LPA, approximately 402,383 BCH Class S Ordinary Units would be issuable as a result of the carrying value adjustment. Additionally, subsequent to the Business Combination through February 7, 2025, additional carrying value adjustments occurred, and approximately 1,675,000 (inclusive of the 402,383 units described above) BCH Class S Ordinary Units would be issuable through September 30, 2025 as a result of such carrying value adjustments, subject to the Compensation Policy. Under the Compensation Policy, unless amended or waived, the number of BCH Class S Ordinary Units that may be issued as a result of carrying value adjustments will be limited and require approval of the Board; provided that any such BCH Class S Ordinary Units that are issuable under the carrying value provision may be issued in subsequent years in accordance with the Compensation Policy. As of September 30, 2025, there has been no allocation of the carrying value adjustment among the holders of the FLP-1 Unit Accounts and the FLP-2 Unit Accounts and no issuance of any BCH Class S Ordinary Units as a result of such adjustment.

FLP Unit Accounts (Subclass 3)

The FLP Subclass 3 Unit Accounts (the “FLP-3 Unit Accounts”) were issued to, and are currently held by, BHI. The FLP-3 Unit Accounts will be allocated profits from net financing revenues on a quarterly basis equal to the lesser of (i) 5% of the quarterly net financing revenues, or (ii) 10% of the average annualized stated interest (to the extent constituting net financing revenue) of the quarterly average of new loans issued by any subsidiaries of Ben during the previous twelve fiscal quarters.

The FLP-3 Unit Accounts are entitled to tax and other distributions equal to 100% of the amount of profits allocated to the FLP-3 Unit Accounts, and such distributions are not subject to available cash. The FLP-3 Unit Accounts do not have any conversion features or rights.

During both the three and six months ended September 30, 2025 and 2024, there was no income allocated to the FLP-3 Unit Accounts. The Company has not made any distributions related to income allocated to the FLP-3 Unit Accounts through September 30, 2025 and has accrued a liability of $0.7 million.

Beneficiaries of the Customer ExAlt Trusts

The ultimate beneficiaries of the Customer ExAlt Trusts are the Charitable Beneficiaries, unrelated third-party charities, that are entitled to (i) either, depending on the applicable trust agreements, 2.5% of all distributions received by such Customer ExAlt Trusts or 5.0% of any amounts paid to Ben as payment on amounts due under each ExAlt Loan, (ii) for certain Customer ExAlt Trusts, approximately 10% of the amount of excess cash Collateral, if any, following the full repayment of an ExAlt Loan, and (iii) all amounts accrued and held at the Customer ExAlt Trusts once all amounts due to Ben under the ExAlt Loans and any fees related to Ben’s services to the Customer ExAlt Trusts are paid. The Charitable Beneficiaries’ account balances with respect to its interest in such Customer ExAlt Trusts cannot be reduced to below zero. Any losses allocable to the Charitable Beneficiaries in excess of their account balances are reclassified at each period end to the trusts’ deficit account. Additional Customer ExAlt Trusts are created arising from new liquidity transactions with Customers. These new Customer ExAlt Trusts, which are consolidated by Ben, result in the recognition of additional noncontrolling interest representing the interests in these new Customer ExAlt Trusts held by the Charitable Beneficiaries. For the three months ended September 30, 2025 and 2024, there were no additional noncontrolling interests recognized. For the six months ended September 30, 2025 and 2024, $0.3 million and nil, respectively, of additional noncontrolling interests were recognized.

The interests of the Charitable Beneficiaries in the Customer ExAlt Trusts are recorded on the consolidated statements of financial condition in the noncontrolling interests line item.

Class A of CT Risk Management, L.L.C.

On April 1, 2022, a minority interest in the Class A membership of CT, a consolidated VIE of Ben (as further discussed in Note 14), was sold for $2.4 million in cash to the third-party involved in the loan participation transaction described in Note 7. As a Class A member of CT, the holder is entitled to distributions first on a pro rata basis with other Class A members until the initial capital contributions are received and 2.0% of any amounts in excess of their capital contributions, to the extent such amounts are available. This interest is recorded on the consolidated statements of financial condition in the noncontrolling interests line item; however, for both September 30, 2025 and March 31, 2025, the balance is nil.

13. Equity

Below is a description of the outstanding classes of the equity of the Company, including quasi-equity amounts that are required to be reported as temporary equity between the liabilities and equity sections on the consolidated statements of financial condition. As of March 31, 2025, the 9th Amended and Restated LPA of BCH (“BCH LPA”), as amended, and the articles of incorporation and bylaws of Beneficient, govern the terms of these equity securities, as applicable. The Company’s governing documents authorize the issuance of additional classes of equity. All equity interests of BCH are limited partnership interests.

Common Stock:

Voting. Each holder of our Class A common stock is entitled to one vote per each share of Class A common stock held of record by such holder on all matters on which stockholders generally are entitled to vote, and each holder of our Class B common stock is entitled to 10 votes per share on all matters on which stockholders generally are entitled to vote. Holders of shares of common stock vote as a single class, except for certain matters for which only holders of Class B common stock are entitled to vote.

Dividends. Subject to preferences that may apply to any outstanding shares of preferred stock, holders of Common Stock are entitled to receive ratably any dividends that our Board may declare out of funds legally available for that purpose on a non-cumulative basis; provided, however, that in the case of any dividends in Common Stock, holders of Class A common stock are entitled only to receive Class A common stock and holders of Class B common stock are entitled only to receive Class B common stock. In no event will the shares of either Class A common stock or Class B common stock be split, divided, or combined unless the outstanding shares of the other class are proportionally split, divided or combined.

Conversion. Shares of Class A common stock are not convertible into any other shares of our capital stock. Shares of Class B common stock are convertible into shares of Class A common stock at any time at the option of the holder or upon any transfer, except for certain transfers described in our articles of incorporation.

Standby Equity Purchase Agreement

On June 27, 2023, the Company entered into the SEPA with Yorkville, whereby the Company has the right, but not the obligation, to sell to Yorkville up to $250.0 million of its shares of the Company’s common stock at the Company’s request any time during the 36 months following the execution of the SEPA, subject to certain conditions. The Company expects to use the net proceeds received from this agreement for working capital and general corporate purposes. The Company paid a structuring fee in cash and a commitment fee in an amount equal to $1.3 million by issuing 5,703 shares of Class A common stock in July 2023.

On September 29, 2023, a resale registration statement on Form S-1 was declared effective by the SEC, thereby permitting sales of Class A common stock to Yorkville under the SEPA. This resale registration statement on Form S-1 was terminated on September 27, 2024. A new resale registration statement on Form S-1, registering approximately 200.1 million shares for resale under the SEPA, was declared effective by the SEC on November 12, 2024. Under the SEPA, during the year ended March 31, 2025, the Company sold a total of 3,921,407 of Class A common shares, for a total of $7.9 million in net proceeds. During the year ended March 31, 2024, the Company sold a total of 48,818 Class A common shares for a total of $1.3 million in net proceeds.

Preferred Stock:

Under the terms of our articles of incorporation, our Board is authorized to issue up to 250 million shares of preferred stock in one or more series. As of March 31, 2025, 50 million shares of preferred stock are designated as shares of Series A preferred stock and approximately 4.5 million are designated as Series B preferred stock pursuant to certificates of designation.

Series A Preferred Stock

As of March 31, 2025 and 2024, there were no shares of Series A preferred stock issued and outstanding, respectively.

Maturity. Subject to the redemption and conversion rights described below, shares of Series A preferred stock are perpetual securities.

Priority. Shares of Series A preferred stock rank senior to shares of Common Stock with respect to dividend rights and/or distribution rights upon the liquidation, winding up or dissolution, as applicable, of Beneficient.

Voting. Holders of Series A preferred stock are not entitled to vote on any matter, except as required by law.

Dividends. Holders of Series A preferred stock are entitled to receive ratably any dividends that our Board declares and pays on the Common Stock, on an as-converted basis, when paid to holders of Common Stock. Beneficient may, subject to customary restrictions, but is not required to, declare or pay any dividends solely on shares of Series A preferred stock.

Liquidation or Dissolution. The initial liquidation preference of Series A preferred stock is $0.001 per share, plus any declared but unpaid dividends (the “Liquidation Preference”). In the event of our liquidation, dissolution or winding up, holders of Series A preferred stock are entitled to receive, per share of Series A preferred stock, the Liquidation Preference or, prior to the Series A Preferred Stock Conversion Date, if a greater amount, the amount such holder would have received had their shares of Series A preferred stock converted into Class A common stock immediately prior to such liquidation event.

Conversion, Transferability and Exchange. Per the terms of the articles of incorporation, because the Series A preferred stock is not expected to be publicly listed, each share of the Series A preferred stock will automatically convert into one-quarter of a share of Class A common stock upon issuance.

Redemption. Beneficient may redeem, ratably, in whole or, from time to time in part, the shares of Series A preferred stock of any holder then outstanding at the Liquidation Preference in cash. Holders of shares of Series A preferred stock do not have the right to require Beneficient to redeem their shares of Series A preferred stock under any circumstances.

Series B Preferred Stock

The Series B preferred stock has various subclasses, however, the general rights, preferences, privileges and restrictions of these equity securities are described below. Each of the Series B preferred stock has a par value of $0.001 per share. The most significant difference in the various subclasses of the Series B preferred stock pertains to the conversion rate and the mandatory conversion periods, both of which are described below. During fiscal year 2024, the Company issued Series B preferred stock comprising subclasses No. 1 through No. 4 in the amounts of 3,768,995; 200,000; 20,000; and 6,932 shares, respectively. During fiscal year 2025, the Company issued 136,193 shares of Series B-5 Resettable Convertible Preferred Stock, par value $0.001 per share (the “Series B-5”).

On October 3, 2023, 3,768,995 shares of Series B-1 preferred stock converted into 172,574 shares of Class A common stock at a price per share of approximately $218.40. No other Series B preferred stock has converted through March 31, 2025.

As of March 31, 2025 and 2024, there were a total of 363,125 and 226,932 shares of Series B preferred stock, issued and outstanding, respectively.

Maturity. Subject to the redemption and conversion rights described below, shares of Series B preferred stock are perpetual securities.

Priority. Shares of Series B preferred stock rank, with respect to dividend rights and/or distribution rights upon the liquidation, winding up or dissolution, as applicable, of Beneficient as: (i) senior to shares of Common Stock; (ii) pari passu with Series A Preferred Stock; (iii) senior, pari passu or junior with respect to any other series of preferred stock, as set forth in the terms with respect to such preferred stock; and (iv) junior to all existing and future indebtedness of the Beneficient.

Voting. Holders of Series B preferred stock are not entitled to vote on any matter, expect as required by law.

Dividends. Holders of Series B preferred stock are entitled to receive ratably any dividends that our Board declares and pays on the Common Stock, on an as-converted basis, when paid to holders of Common Stock. Beneficient may, subject to customary restrictions, but is not required to, declare or pay any dividends solely on shares of Series B preferred stock.

Liquidation or Dissolution. The initial liquidation preference of Series B preferred stock is $10.00 per share, plus any declared but unpaid dividends (the “Series B Liquidation Preference”). In the event of our liquidation, dissolution or winding up, holders of Series B preferred stock are entitled to receive, per share of Series B preferred stock, the Series B Liquidation Preference amount such holder would have received had their shares of Series B preferred stock converted into Class A common stock immediately prior to such liquidation event.

Conversion, Transferability and Exchange. In the event of specified extraordinary transactions, as a result of which shares of Class A common stock would be converted into, or exchanged for, stock, other securities or other property or assets (including cash or any combination thereof), each share of Series B preferred stock outstanding immediately prior to such event will, without the consent of the holders of Series B preferred stock, become convertible into the kind of stock, other securities or other property or assets that such holder would have been entitled to receive if such holder had converted its shares of Series B preferred stock into shares of Class A common stock immediately prior to such event.

Optional Conversion. The conversion price is determined generally based on a volume weighted price of the Class A common stock at the time the Series B preferred stock is issued. The conversion price for the various subclasses of Series B preferred stock ranged from $0.69 to $436.80 (the “Conversion Price”). Each share of Series B preferred stock is convertible at the option of the holder thereof into a number of shares of Class A common stock that is equal to $10.00 divided by Conversion Price then in effect as of the date of such notice (the “Conversion Rate”). For Series B preferred stock subclasses No. 1 through No.4, the Conversion Price is subject to reset on certain dates (generally monthly) following the date of issuance of the Series B preferred stock, subject to adjustment, including the reset Conversion Price cannot adjust lower than 50% of the initial Conversion Price or generally, higher than the initial Conversion Price. For the Series B No. 5, the Conversion Price is subject only to customary adjustment and is otherwise fixed at $0.69. Based on the shares of Series B preferred stock outstanding as of March 31, 2025, the maximum number of Class A common shares that can be issued upon conversion of the Series B preferred stock is 2,127,472 shares.

Mandatory Conversion. Each outstanding share of Series B preferred stock will automatically convert into a number of shares of Class A common stock (the “Mandatory Conversion”) at the Conversion Rate then in effect on the date that is the earliest to occur of: (a) 210 calendar days (for the Series B-1 preferred stock) and 60 months (for the other Series B preferred stock subclasses) after the Original Issue Date, subject to certain conditions, (b) if the conditions of clause (a) are not met on the date that is 210 calendar days (for the Series B-1 preferred stock) and 60 months (for the other Series B preferred stock subclasses) following the Original Issue Date, the first date thereafter on which any shares of Series B-1 preferred stock may be resold pursuant to Rule 144 under the Securities Act or the Resale Registration Statement has become effective and, applicable only to the Series B-1 preferred stock, (c) the one year anniversary of the Original Issue Date. The Series B-1 preferred stock shall not convert into Class A common stock to the extent such conversion would cause a holder to exceed 9.99% (the “Beneficial Ownership Limitation”) of the number of shares of the Class A common stock outstanding immediately after giving effect to conversion, while the other subclasses of the Series B preferred stock have a 4.99% Beneficial Ownership Limitation.

Redeemable Noncontrolling Interests:

Preferred Series A Subclass 0 Unit Accounts

The BCH Preferred A-0 receives a quarterly guaranteed payment calculated as 6% of the BCH Preferred A-0’s initial capital account balance on an annual basis, or 1.50% per fiscal quarter. The BCH Preferred A-0 does not receive any allocations of profits, except to recoup losses previously allocated. The guaranteed payment to BCH Preferred A-0 is not subject to available cash and has priority over all other distributions made by BCH. BCH and the holders of the BCH Preferred A-0 entered into an agreement to defer the guaranteed payment to November 15, 2024; provided that such a guaranteed payment may be made prior to November 15, 2024 if the Audit Committee of the Board of Directors determines that making such payment, in part or in full, would not cause Ben to incur a going concern issue. As part of the proposed transactions to revise BCH’s liquidation priority described in Note 1, the guaranteed payment would be further deferred until November 15, 2025 on terms consistent with those described above if the proposed transactions are completed, however, with the resignation of Brad Heppner from his position as Chief Executive Officer and Chairman of the Board of Directors on June 19, 2025, we do not expect the transaction to be consummated on the terms set forth in the Master Agreement. Accordingly, the Company is exploring available alternative options, including renegotiating terms or not proceeding with the transaction. An entity controlled by Mr. Heppner holds the majority of the BCH Preferred A-0. No amounts have been paid to the BCH Preferred A-0 holders through March 31, 2025.

The guaranteed payment accrual totaled $55.5 million and $37.7 million as of March 31, 2025 and 2024, respectively, and is included in the accounts payable and accrued expenses line item of the consolidated statements of financial condition.

Additionally, the BCH Preferred A-0 has the ability under the BCH LPA to elect, by a majority of holders of BCH Preferred A-0, to receive a full return of capital senior to any other security if an event causing mandatory returns of capital occurs.

The BCH Preferred A-0 can be converted into BCH Class S Units at the election of the holder, at a price equal to the average of (i) $840.00, and (ii) the volume-weighted average closing price of Class A common stock for the twenty (20) days preceding the applicable exchange date; provided, that from the effectiveness of the BCH LPA through December 31, 2027, such conversion price shall not be less than $840.00.

Finally, a holder of BCH Preferred A-0, subsequent to January 1, 2023, may elect to require a redemption by BCH of up to 12.5% of his or her respective initial BCH Preferred A-0 capital account for any rolling twelve-month period; provided that such holder shall not be permitted to redeem more than 50% of such holder’s initial BCH Preferred A-0 capital account in the aggregate. Subsequent to January 1, 2023, if a holder of BCH Preferred A-0 continues to hold BCH Preferred A-1, such holder may elect on a quarterly basis to convert additional BCH Preferred A-1 held by such holder to BCH Preferred A-0 up to an amount equal to 12.5% of such holder’s initial BCH Preferred A-0 capital account; provided that such holder’s post-conversion capital account balance in respect of all BCH Preferred A-0 held by such holder does not exceed such holder’s initial BCH Preferred A-0 capital account.

On September 30, 2024, the BCH LPA was amended to re-designate fifty percent (50%) of the aggregate capital account balances in the BCH Preferred A-0 to the BCH Preferred A-0 Non-Redeemable. The remaining fifty percent (50%) of the capital account balances in the BCH Preferred A-0 Accounts remain redeemable. As a result of this redesignation, approximately $125.5 million of temporary equity was reclassified to permanent equity as of September 30, 2024. Also, on November 21, 2024, an additional $35.0 million of the BCH Preferred A-0 was re-designated to BCH Preferred A-0 Non-Redeemable. Subsequent to September 30, 2024, the redemption provisions described above for the BCH Preferred A-0 only relate to the portion of the capital account balance of BCH Preferred A-0 that is ultimately not re-designated to the BCH Preferred A-0 Non-Redeemable.

Starting on September 30, 2024 and for subsequent periods, the BCH Preferred A-0 Redeemable are recorded in the consolidated statements of financial condition in the redeemable noncontrolling interest line item and the BCH Preferred A-0

Non-Redeemable are recorded in the consolidated statements of financial condition in the noncontrolling interest line item. For periods prior to the September 30, 2024 re-designation, the BCH Preferred A-0 are recorded in the consolidated statements of financial condition in the redeemable noncontrolling interest line item.

The following table presents a rollforward of the redeemable noncontrolling interests for the years ended March 31, 2025 and 2024:

	Redeemable Noncontrolling Interests		Total Redeemable
(Dollars in thousands)	Preferred Series A-0*	Preferred Series A-1	Noncontrolling Interests
Balance, March 31, 2023	251,052	699,441	950,493
Net income (loss)	16,793	—	16,793
Reclass of BCH Preferred A-1 from temporary to permanent equity	—	(699,441)	(699,441)
BCH Preferred Series A-0 Unit Accounts guaranteed payment accrual	(16,793)	—	(16,793)
Balance, March 31, 2024	251,052	—	251,052
Net income (loss)	12,394	—	12,394
Reclass of BCH Preferred A-0 from temporary to permanent equity	(160,526)	—	(160,526)
BCH Preferred Series A-0 Unit Accounts guaranteed payment accrual	(12,394)	—	(12,394)
Balance, March 31, 2025	$90,526	$—	$90,526

*	For periods after September 30, 2024, the balance noted represents the BCH Preferred A-0 Redeemable due to the redesignation described above.

Noncontrolling Interests:

Noncontrolling interests represent the portion of certain consolidated subsidiaries’ limited partnership interests or interests in the Customer ExAlt Trusts that are held by third parties. Amounts are adjusted by the noncontrolling interest holder’s proportionate share of the subsidiaries’ earnings or losses each period and for any distributions that are paid. Equity securities issued by BCH maintain capital account balances determined pursuant to Section 704 of the Internal Revenue Code. Because federal income tax regulations differ in certain respects from U.S. GAAP, income or loss allocations to BCH equity securities determined in accordance with tax regulations may materially differ from that recognized for financial reporting purposes. For example, the losses recognized for financial reporting purposes arising from the impairment of goodwill are not recognized under tax regulation, and the associated capital account balances have not been impacted by those losses.

The following table presents a rollforward of the noncontrolling interests for the years ended March 31, 2025 and 2024:

	Noncontrolling Interests
(Dollars in thousands)	Trusts	BCH Class S Ordinary	BCH Class S Preferred	BCH Preferred Series A-0 Non-Redeemable	BCH Preferred Series A-1	BCH Preferred Series C	Class A of CT	Total Noncontrolling Interests
Balance, March 31, 2023	$(118,299)	$52,560	$856	$—	$—	$205,759	$1,337	$142,213
Net income (loss)	(44,175)	(48,676)	(856)	—	(484,556)	—	(1,068)	(579,331)
Issuance of shares in connection with recent financings	133	—	—	—	—	—	—	133
Reclass of distributions payable to noncontrolling interest holder	(1,170)	—	—	—	—	—	—	(1,170)
Reduction of noncontrolling interest in connection with recent financings	(3,272)	—	—	—	—	—	—	(3,272)
Issuance of noncontrolling interest in connection with recent financings	79	—	—	—	—	—	—	79
Conversion of BCH Class S Ordinary to Class A common stock	—	(3,884)	—	—	—	—	—	(3,884)
Conversion of Preferred Series C to Class A common stock	—	—	—	—	—	(205,759)	—	(205,759)
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return	—	—	—	—	(6,942)	—	—	(6,942)
Reclass of BCH Preferred A-1 from temporary to permanent equity	—	—	—	—	699,441	—	—	699,441
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings	992	—	—	—	—	—	—	992
Distribution to noncontrolling interest	—	—	—	—	—	—	(269)	(269)
Balance, March 31, 2024	$(165,712)	$—	$—	$—	$207,943	$—	$—	$42,231
Net income (loss)	(34,914)	—	—	5,430	(34,875)	—	—	(64,359)
Reclass of distributions payable to noncontrolling interest holder	—	—	—	(5,430)	—	—	—	(5,430)
Reclass of BCH Preferred A-0 from temporary to permanent equity	—	—	—	160,526	—	—	—	160,526
Noncontrolling interest reclass	(892)	—	—	—	—	—	—	(892)

Balance, March 31, 2025	$(201,518)	$—	$—	$160,526	$173,068	$—	$—	$132,076

Preferred Series A Subclass 1 Unit Accounts

The BCH Preferred A-1 unit accounts are issued by BCH and are non-participating and convertible on a dollar basis.

The weighted average preferred return rate for the years ended March 31, 2025 and 2024, was approximately nil and 0.23%, respectively. No amounts have been paid to the BCH Preferred A-1 holders related to the preferred return from inception through March 31, 2025, and any amounts earned have been accrued and are included in the balance of redeemable noncontrolling interests presented on the consolidated statements of financial condition. As of March 31, 2025, approximately $121.5 million of preferred return related to the BCH Preferred A-1 has not been allocated to its holders due to insufficient income during those periods to fully satisfy the preferred return and will be allocable to the BCH Preferred A-1 holders in future quarterly periods to the extent that sufficient income, if any, is available for such allocation. In accordance with the BCH LPA, the preferred rate was waived and will not accrue from June 7, 2023 until December 31, 2024, except to the extent of allocations of income to the holders of the BCH Preferred A-1, in which event distributions may be requested by the holders of the BCH Preferred A-1, and if not requested, such amounts shall be accrued. In connection with the consummation of the Business Combination, the holders of the BCH Preferred A-1 agreed to significantly reduce the BCH Preferred A-1 return rate and also agreed to waive and defer the accrual of the preferred return as described above. In addition, until January 1, 2025, the hypothetical BCH Preferred A-1 capital account will only be increased to the extent there are allocations of income during such period. The agreement to waive and not accrue the Quarterly Preferred Series A-1 Return from the effective date of the BCH LPA until December 31, 2024 does not affect or waive any Quarterly Preferred Series A-1 Returns or hypothetical BCH Preferred A-1 capital account already accrued as of the effective date. Additionally, certain BCH Preferred A-1 holders agreed to be specially allocated any income or losses associated with the BMP Equity Incentive Plan, and certain other costs.

Beginning January 1, 2025, BCH Preferred A-1 may be converted into BCH Class S Ordinary Units at the election of the holder, subject to a 20% annual conversion limit through December 31, 2029 as set forth in the BCH LPA; provided, that if the conversion price for the BCH Preferred A-1 equals or exceeds $1,440 after January 1, 2025, the annual conversion limit shall no longer be applicable. Upon conversion, the holder shall be issued BCH Class S Ordinary Units in an amount equal to the capital account balance associated with the BCH Preferred A-1 being converted divided by a price equal to the average closing price of Class A common stock for the thirty (30) days preceding the applicable exchange date; provided, that from the effectiveness of the BCH LPA through December 31, 2027, such conversion price shall not be less than $840. The holder of such newly issued BCH Class S Ordinary Units may immediately convert them into Class A common stock.

The BCH LPA also includes certain limitations of BCH, without the consent of a majority-in-interest of the Preferred Series A Unit Account holders, to (i) issue any new equity securities, and (ii) except as otherwise provided, incur indebtedness that is senior to or pari passu with any right of distribution, redemption, repayment, repurchase or other payments relating to the Preferred Series A Unit Accounts or the Preferred Series B Unit Accounts. Further, BCH cannot, prior to the conversion of all the Preferred Series A Unit Accounts and the Preferred Series B Unit Accounts, incur any additional long-term debt unless (i) after giving effect to the incurrence of the new long-term debt on a pro forma basis, the sum of certain preferred stock, existing debt and any new long-term indebtedness would not exceed 55% of the BCH’s NAV plus cash on hand, and (ii) at the time of incurrence of any new long-term indebtedness, the aggregate balance of the BCH’s (including controlled subsidiaries) debt plus such new long-term debt does not exceed 40% of the sum of the NAV of the interests in alternative assets supporting the Collateral underlying the loan portfolio of BCH and its subsidiaries plus cash on hand at BCG, BCH and its subsidiaries. Upon the effectiveness of the 8th BCH LPA in June 2023, the redemption feature of the BCH Preferred A-1 was removed, which resulted in the BCH Preferred A-1 no longer being required to be presented in temporary equity.

On June 6, 2023, in connection with the BCG Recapitalization as described in Note 4, $193.9 million of aggregate capital account balances in BCH Preferred A-1 converted to 208,861 units of BCH Class S Ordinary. Those BCH Class S Ordinary units then converted into 17,456 units of BCG Class A common units and 191,405 shares of BCG Class B common units on a one-for-one basis. As part of the conversion to BCG Class A Units, additional value of approximately $15.0 million was provided to certain holders who are members of our Board. The additional value was accounted for as compensation, which resulted in stock-based compensation expense of $15.0 million during the quarter ended June 30, 2023.

The BCH Preferred A-1 are recorded in the consolidated statements of financial condition in the noncontrolling interest line item.

Preferred Series C Subclass 1 Unit Accounts

On July 15, 2020, the Company entered into a Preferred Series C Unit Purchase Agreement (“UPA”) with GWG Holdings. Pursuant to the UPA, on July 10, 2023, the Preferred Series C Subclass 1 Unit Accounts of BCH (“BCH Preferred C.1”) automatically converted into 550,510 shares of Class A common stock at approximately $372.80 per share, which represents the volume-weighted average trading price of the Class A common stock for the 20 trading days following the closing of the Business Combination. The BCH Preferred C.1 were recorded in the consolidated statements of financial condition in the noncontrolling interest line item for periods presented prior to their conversion to Class A common stock.

Class S Ordinary Units

As of March 31, 2025 and 2024, BCH, a subsidiary of Ben, had issued 67 thousand BCH Class S Ordinary Units, which were all outstanding on each of the respective dates. The BCH Class S Ordinary Units participate on a pro-rata basis in the share of the profits or losses of BCH and subsidiaries following all other allocations made by BCH and its subsidiaries. As limited partner interests, these units have limited voting rights and do not entitle participation in the management of the Company’s business and affairs. At the election of the holder, the BCH Class S Ordinary Units are exchangeable quarterly for Class A common stock on a one-for-one basis. Each conversion also results in the issuance to Ben LLC of a BCH Class A Unit for each share of Class A common stock issued.

On June 8, 2023, 5,057 BCH Class S Ordinary Units ultimately converted into shares of Class A common stock on a one-to-one basis pursuant to the terms of the Exchange Agreement and the BCH LPA.

The BCH Class S Ordinary Units are recorded in the consolidated statements of financial condition in the noncontrolling interests line item.

Class S Preferred Units

The BCH Class S Preferred Units also participate on a pro-rata basis in the share of the profits or losses of BCH and subsidiaries following all other allocations made by BCH and its subsidiaries. As limited partner interests, these units are generally non-voting and do not entitle participation in the management of the Company’s business and affairs. The BCH Class S Preferred Units are entitled to a quarterly preferred return. In accordance with the 8th BCH LPA, the preferred rate was waived and will not accrue from June 7, 2023 until December 31, 2024, except to the extent of allocations of income to the holders of the BCH Class S Preferred Units. In connection with the consummation of the Business Combination, the holders of the BCH Preferred A-1 agreed to significantly reduce the BCH Class S Preferred Units preferred return rate and also agreed to waive and defer the accrual of the preferred return as described above. In addition, until January 1, 2025, the hypothetical BCH Class S Preferred Units capital account will only be increased to the extent there are allocations of income during such period. The agreement to waive and not accrue the Quarterly Class S Preferred Return from June 7, 2023 until December 31, 2024 does not affect or waive any Quarterly Class S Preferred Return or hypothetical BCH Class S Preferred capital account already accrued as of the effective date.

Generally, on a quarterly basis and at the election of the holder, the BCH Class S Preferred Units are exchangeable for BCH Class S Ordinary Units in Ben on a 1.2-for-1 basis. The BCH Class S Ordinary may then be exchanged for Class A common stock as described above. Each conversion into Class A common stock also results in the issuance to Ben LLC of a BCH Class A Units for each share of Class A common stock issued. Holders of BCH Class S Preferred Units may elect to convert into BCH Class S Ordinary Units in connection with a sale or dissolution of BCH.

As of March 31, 2025 and 2024, a nominal number of shares of BCH Class S Preferred Units have been issued, respectively. Preferred return earned by the BCH Class S Preferred Units from inception in 2019 through March 31, 2025 is $0.2 million. No amounts have been paid to the BCH Class S Preferred Unit holders related to the preferred return from inception through March 31, 2025 and any amounts earned have been accrued and are included in the balance of BCH Class S Preferred Units presented on the consolidated statements of financial condition.

The BCH Class S Preferred Units are recorded in the consolidated statements of financial condition in the noncontrolling interests line item.

FLP Unit Accounts (Subclass 1 and Subclass 2)

FLP Unit Accounts (Subclass 1 and Subclass 2) are non-unitized capital accounts. The FLP Subclass 1 Units (the “FLP-1 Unit Accounts”) were issued to a Related Entity (as defined in Note 16) as part of the initial commercial operations of Ben. The FLP Subclass 2 Units (the “FLP-2 Unit Accounts”) are related to the BMP Equity Incentive Plan. Each subclass of the FLP Unit Accounts, with FLP-1 Unit Accounts (receiving 50.5%) and the FLP-2 Unit Accounts (receiving 49.5%), shall be allocated (i) fifteen percent (15%) of the profits, if any, from financing activities of BCH and its subsidiaries and (ii) an amount equal to the lesser of (A) fifty percent (50%) of the revenues of BCH and its tax pass-through subsidiaries, excluding financing activities revenues, and (B) that amount of revenues that will cause the profit margin (as defined in the BCH LPA) to equal twenty percent (20%). Amounts allocated to the FLP Unit Accounts are reinvested equally in additional BCH Class S Ordinary Units and Class S Preferred Units on a quarterly basis at a price equal to the closing price of the units on such exchange on the date of allocation, thereby creating additional BCH Class S Ordinary Units and BCH Class S Preferred Units.

During the years ended March 31, 2025 and 2024, there was no income allocated to the FLP Unit Accounts (Subclass 1 and 2). Annually, a true up of the quarterly allocations is required to match amounts allocated with annual earnings.

In addition to the above stated amounts, the FLP-1 Unit Accounts and FLP-2 Unit Accounts are entitled to a portion of any upward carrying value adjustment as calculated pursuant to Internal Revenue Code Section 704(b). In the event of an upward carrying value adjustment, the FLP-1 Unit Accounts and FLP-2 Unit Accounts are entitled to first be allocated gains associated with such carrying value adjustment equal to 15% of the value of the capital accounts of all BCH Class A Units and BCH Class S Units, calculated based on the post-adjusted capital accounts of the then outstanding BCH Class A and BCH Class S Units. Immediately following any such allocation, the amount allocated is converted in BCH Class S Ordinary Units at the then determined value. Furthermore, the amount allocated to the FLP-1 Unit Accounts is reduced by the value of any previously allocated amount pursuant to an upward carrying value adjustment, calculated as the number of BCH Class S Units previously received multiplied by the value of those units at the time of any subsequent carrying value adjustment.

As a result of the consummation of the Business Combination, an adjustment to the carrying value of BCH’s assets of $321.9 million occurred. Pursuant to the BCH LPA, approximately 402,383 BCH Class S Ordinary Units would be issuable as a result of the carrying value adjustment. Additionally, subsequent to the Business Combination through March 31, 2025, additional carrying value adjustments occurred, and approximately 1,400,000 (inclusive of the 402,383 units described above) BCH Class S Ordinary Units would be issuable through March 31, 2025 as a result of such carrying value adjustments, subject to the Compensation Policy. Under the Compensation Policy, unless amended or waived, the number of BCH Class S Ordinary Units that may be issued as a result of carrying value adjustments will be limited and require approval of the Board; provided that any such BCH Class S Ordinary Units that are issuable under the carrying value provision may be issued in subsequent years in accordance with the Compensation Policy. As of March 31, 2025, there has been no allocation of the carrying value adjustment among the holders of the FLP-1 Unit Accounts and the FLP-2 Unit Accounts and no issuance of any BCH Class S Ordinary Units as a result of such adjustment.

FLP Unit Accounts (Subclass 3)

The FLP Subclass 3 Unit Accounts (the “FLP-3 Unit Accounts”) were issued to, and are currently held by, BHI. The FLP-3

Unit Accounts will be allocated profits from net financing revenues on a quarterly basis equal to the lesser of (i) 5% of the quarterly net financing revenues, or (ii) 10% of the average annualized stated interest (to the extent constituting net financing revenue) of the quarterly average of new loans issued by any subsidiaries of Ben during the previous twelve fiscal quarters.

The FLP-3 Unit Accounts are entitled to tax and other distributions equal to 100% of the amount of profits allocated to the FLP-3 Unit Accounts, and such distributions are not subject to available cash. The FLP-3 Unit Accounts do not have any conversion features or rights.

During the years ended March 31, 2025 and 2024, there was no income allocated to the FLP-3 Unit Accounts. The Company has not made any distributions related to income allocated to the FLP-3 Unit Accounts through March 31, 2025 and has accrued a liability of $0.9 million included in the accounts payable and accrued expenses line item of the consolidated statements of financial condition as of March 31, 2025 and 2024 related to income allocated in periods prior to the start of fiscal year 2024.

Beneficiaries of the Customer ExAlt Trusts

The ultimate beneficiaries of the Customer ExAlt Trusts are the Charitable Beneficiaries, unrelated third-party charities, that are entitled to (i) either, depending on the applicable trust agreements, 2.5% of all distributions received by such Customer ExAlt Trusts or 5.0% of any amounts paid to Ben as payment on amounts due under each ExAlt Loan, (ii) for certain Customer ExAlt Trusts, approximately 10% of the amount of excess cash Collateral, if any, following the full repayment of an ExAlt Loan, and (iii) all amounts accrued and held at the Customer ExAlt Trusts once all amounts due to Ben under the ExAlt Loans and any fees related to Ben’s services to the Customer ExAlt Trusts are paid. The Charitable Beneficiaries’ account balances with respect to its interest in such Customer ExAlt Trusts cannot be reduced to below zero. Any losses allocable to the Charitable Beneficiaries in excess of their account balances are reclassified at each period end to the trusts’ deficit account. Additional Customer ExAlt Trusts are created arising from new liquidity transactions with customers. These new Customer ExAlt Trusts, which are consolidated by Ben, result in the recognition of additional noncontrolling interest representing the interests in these new Customer ExAlt Trusts held by the Charitable Beneficiaries. For the years ended March 31, 2025 and 2024, nominal and $1.1 million, respectively, of additional noncontrolling interest were recognized.

The interests of the Charitable Beneficiaries in the Customer ExAlt Trusts are recorded on the consolidated statements of financial condition in the noncontrolling interests line item.

Class A of CT Risk Management, L.L.C.

On April 1, 2022, a minority interest in the Class A membership of CT, a consolidated VIE of Ben (as further discussed in Note 17), was sold for $2.4 million in cash to the third-party involved in the loan participation transaction described in Note 10. As a Class A member of CT, the holder is entitled to distributions first on a pro rata basis with other Class A members until the initial capital contributions are received and 2.0% of any amounts in excess of their capital contributions, to the extent such amounts are available. This interest is recorded on the consolidated statements of financial condition in the noncontrolling interests line item, however, for both March 31, 2025 and 2024, the balance is nil. During the year ended March 31, 2024, a distribution of $0.3 million was made to a noncontrolling interest holder of CT.